Related Party Transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 8 – Related party transactions

Other payables – related parties

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	December 31, 2022	June 30, 2022
			(Unaudited)
Weili He	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently	Salary Payable	$-	$10,711
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	680,000	350,000
Jehan Zeb Khan	Director and Former Co-Acting CEO of the Company	Interest-free loan, due on demand	-	2,173
Total			$680,000	$362,884